Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 241	$ 479	$ 216
Charge-offs	0	(18)	(1)
Recoveries	4	8	5
Net recoveries (charge-offs)	4	(10)	4
Provision	9	(228)	328
Ending balance	254	241	479
Allowance for loan losses	176	196	358
Allowance for credit losses on lending related commitments	78	45	121
Individually evaluated for impairment:
Loan balance	79	130	20
Allowance for loan losses	0	5	0
Provision for other credit losses	30	3
Fair value of collateral	126	149
Asset Pledged as Collateral
Individually evaluated for impairment:
Loan balance	79	130	20
Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(69)
Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			147
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	6
Ending balance	18	12
Allowance for loan losses	4
Allowance for credit losses on lending related commitments	14
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	199
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	(15)
Ending balance	184	199
Allowance for loan losses	137
Allowance for credit losses on lending related commitments	47
Individually evaluated for impairment:
Loan balance	62
Allowance for loan losses	0
Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	11
Ending balance	24	13
Allowance for loan losses	10
Allowance for credit losses on lending related commitments	14
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	0
Ending balance	1	1
Allowance for loan losses	1
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	0
Ending balance	1	1
Allowance for loan losses	1
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	6
Ending balance	12	6
Allowance for loan losses	11
Allowance for credit losses on lending related commitments	1
Individually evaluated for impairment:
Loan balance	16
Allowance for loan losses	0
Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7
Charge-offs	0
Recoveries	4
Net recoveries (charge-offs)	4
Provision	(3)
Ending balance	8	7
Allowance for loan losses	8
Allowance for credit losses on lending related commitments	0
Individually evaluated for impairment:
Loan balance	1
Allowance for loan losses	0
Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2
Charge-offs	0
Recoveries	0
Net recoveries (charge-offs)	0
Provision	4
Ending balance	6	2
Allowance for loan losses	4
Allowance for credit losses on lending related commitments	2
Individually evaluated for impairment:
Loan balance	0
Allowance for loan losses	0
Domestic | Overdrafts
Individually evaluated for impairment:
Provision for other credit losses			8
Domestic | Other
Individually evaluated for impairment:
Fair value of collateral			30
Domestic | Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12	16	60
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		(4)	(1)
Ending balance		12	16
Allowance for loan losses		3	6
Allowance for credit losses on lending related commitments		9	10
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Domestic | Commercial | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(43)
Domestic | Commercial | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			17
Domestic | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	199	430	76
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		(231)	340
Ending balance		199	430
Allowance for loan losses		171	324
Allowance for credit losses on lending related commitments		28	106
Individually evaluated for impairment:
Loan balance		111	0
Allowance for loan losses		5	0
Domestic | Commercial real estate | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			14
Domestic | Commercial real estate | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			90
Domestic | Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13	10	20
Charge-offs		0	0
Recoveries		2	0
Net recoveries (charge-offs)		2	0
Provision		1	(4)
Ending balance		13	10
Allowance for loan losses		6	6
Allowance for credit losses on lending related commitments		7	4
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Domestic | Financial institutions | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(6)
Domestic | Financial institutions | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			14
Domestic | Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	2	3
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		(1)	(1)
Ending balance		1	2
Allowance for loan losses		1	2
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Domestic | Lease financings | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0
Domestic | Lease financings | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			3
Domestic | Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	5
Charge-offs		0	0
Recoveries		0	0
Net recoveries (charge-offs)		0	0
Provision		0	1
Ending balance		1	1
Allowance for loan losses		1	1
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Domestic | Wealth management loans | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(5)
Domestic | Wealth management loans | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			0
Domestic | Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6	7	15
Charge-offs		(1)	0
Recoveries		0	0
Net recoveries (charge-offs)		(1)	0
Provision		0	(1)
Ending balance		6	7
Allowance for loan losses		5	6
Allowance for credit losses on lending related commitments		1	1
Individually evaluated for impairment:
Loan balance		18	20
Allowance for loan losses		0	0
Domestic | Wealth management mortgages | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(7)
Domestic | Wealth management mortgages | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			8
Domestic | Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	7	13	13
Charge-offs		(1)	(1)
Recoveries		6	5
Net recoveries (charge-offs)		5	4
Provision		(11)	(6)
Ending balance		7	13
Allowance for loan losses		7	13
Allowance for credit losses on lending related commitments		0	0
Individually evaluated for impairment:
Loan balance		1	0
Allowance for loan losses		0	0
Domestic | Other residential mortgages | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			2
Domestic | Other residential mortgages | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			15
Domestic | Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2	0
Charge-offs		0
Recoveries		0
Net recoveries (charge-offs)		0
Provision		2
Ending balance		2	0
Allowance for loan losses		2
Allowance for credit losses on lending related commitments		0
Individually evaluated for impairment:
Loan balance		0
Allowance for loan losses		0
Domestic | All Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	0
Charge-offs		(16)
Recoveries		0
Net recoveries (charge-offs)		(16)
Provision		16
Ending balance		0	0
Allowance for loan losses		0
Allowance for credit losses on lending related commitments		0
Individually evaluated for impairment:
Loan balance		0
Allowance for loan losses		0
Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		0	24
Charge-offs			0
Recoveries			0
Net recoveries (charge-offs)			0
Provision			0
Ending balance			0
Allowance for loan losses			0
Allowance for credit losses on lending related commitments			0
Individually evaluated for impairment:
Loan balance			0
Allowance for loan losses			0
Foreign | Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			(24)
Foreign | Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 0
Foreign | Commercial | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		10
Foreign | Financial institutions | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		10
Foreign | Lease financings | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for loan losses		$ 4